Comparative figures	12 Months Ended
Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [abstract]
Comparative figures

19.Comparative figures

Certain of the prior period figures have been reclassified to conform with the presentation adopted in the current period. These reclassifications were related to grouping prepaid inventory within prepaid expenses, as well as grouping of operating expenses. These reclassifications had no effect on the reported results of operations. In addition, the impact of foreign exchange on cash and cash equivalents has been removed from cash flow from operations on the statements of cash flows.